Investments (Details Textuals) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss)	$ (724)	$ (601)	$ (859)
Fixed maturity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss)	(724)	(601)
Foreign corporate securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss)	(1)	0
CMBS [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss)	$ (8)	$ (12)